UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	RRZ Investment Management, Inc.
Address:	Two Gateway Center
		603 Stanwix Street, Suite 2050
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John K. Thornburgh
Title:	President & CEO
Phone:	412-209-2666
Signature, Place, and Date of Signing:
	John K. Thornburgh Pittsburgh, PA	August 8, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		72
Form 13F Information Table Value Total:	$217,915
List of Other Included Managers:
 No.	13F File Number	  Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      790 11840.00 SH       SOLE                 11840.00
Alltel Corporation             COM              020039103     2107 44830.00 SH       SOLE                 44830.00
Ambac Incorporated             COM              023139108     4691 69810.00 SH       SOLE                 69810.00
American Elec Power            COM              025537101     1530 38235.00 SH       SOLE                 38235.00
Analog Devices Inc             COM              032654105     3462 116560.00SH       SOLE                116560.00
Apache Corp                    COM              037411105     3303 57465.00 SH       SOLE                 57465.00
Arrow Electronics Inc          COM              042735100      696 33530.00 SH       SOLE                 33530.00
Avnet Inc                      COM              053807103     3777 171780.00SH       SOLE                171780.00
Banc One Corporation           COM              06423A103     4019 104450.00SH       SOLE                104450.00
Black & Decker Corp            COM              091797100     4358 90425.00 SH       SOLE                 90425.00
Cigna Corporation              COM              125509109      952  9775.00 SH       SOLE                  9775.00
Citigroup Inc                  COM              172967101      478 12323.00 SH       SOLE                 12323.00
Computer Sciences              COM              205363104     4664 97580.00 SH       SOLE                 97580.00
Coors (Adolph) -CL B           COM              217016104     4443 71315.00 SH       SOLE                 71315.00
Deluxe Corporation             COM              248019101     3500 89990.00 SH       SOLE                 89990.00
Dial Corporation               COM              25247D101     3857 192660.00SH       SOLE                192660.00
Dollar General                 COM              256669102     5268 276825.00SH       SOLE                276825.00
ESS Technology Inc             COM              269151106     4626 263750.00SH       SOLE                263750.00
Eaton Corporation              COM              278058102      349  4800.00 SH       SOLE                  4800.00
Exelon Corporation             COM              30161N101     3265 62420.00 SH       SOLE                 62420.00
Exxon Mobil Corp.              COM              30231G102     5367 131160.99SH       SOLE                131160.99
Federal Express Corp           COM              31428X106     4577 85710.00 SH       SOLE                 85710.00
Fedl Natl Mtg Assn             COM              313586109     4349 58975.00 SH       SOLE                 58975.00
First Data Corp                COM              319963104     4263 114610.00SH       SOLE                114610.00
First Tennessee National Corp  COM              337162101     4038 105435.00SH       SOLE                105435.00
Gannett Co Inc Del             COM              364730101     4484 59075.00 SH       SOLE                 59075.00
Genentech Inc.                 COM              368710406      321  9570.00 SH       SOLE                  9570.00
Guidant Corp                   COM              401698105     3100 102550.00SH       SOLE                102550.00
Hartford Finl Svcs Grp         COM              416515104     3421 57525.00 SH       SOLE                 57525.00
Health Care PPTYS Investment   COM              421915109     1749 40770.00 SH       SOLE                 40770.00
Healthsouth Corp               COM              421924101     3165 247430.00SH       SOLE                247430.00
ITT Corporation                COM              450911102     4816 68220.00 SH       SOLE                 68220.00
Int'l Business Mach            COM              459200101      786 10920.00 SH       SOLE                 10920.00
Intuit Inc                     COM              461202103      702 14110.00 SH       SOLE                 14110.00
Ivax Corp                      COM              465823102     3016 279260.00SH       SOLE                279260.00
Johnson & Johnson              COM              478160104     4835 92510.00 SH       SOLE                 92510.00
Kellogg Company                COM              487836108      626 17450.00 SH       SOLE                 17450.00
Kimberly-Clark Corp            COM              494368103     4822 77780.00 SH       SOLE                 77780.00
Lilly (Eli) & Co               COM              532457108      624 11060.00 SH       SOLE                 11060.00
MBNA Corporation               COM              55262L100     3595 108710.00SH       SOLE                108710.00
McGraw-Hill Inc                COM              580645109     4425 74120.00 SH       SOLE                 74120.00
Microsoft Corp                 COM              594918104     4649 84992.00 SH       SOLE                 84992.00
Morgan Stanley                 COM              617446448     3253 75500.00 SH       SOLE                 75500.00
Newfield Exploration Co        COM              651290108     2859 76925.00 SH       SOLE                 76925.00
Occidental Petroleum           COM              674599105     3350 111700.00SH       SOLE                111700.00
Oracle Systems Corp            COM              68389X105     2662 281060.00SH       SOLE                281060.00
Oxford Health Plans Inc        COM              691471106     3141 67600.00 SH       SOLE                 67600.00
PPG Industries Inc             COM              693506107     2545 41110.00 SH       SOLE                 41110.00
Pfizer Incorporated            COM              717081103     4481 128025.00SH       SOLE                128025.00
PharmaciaCorporation           COM              71713U102     3456 92290.00 SH       SOLE                 92290.00
Pier 1 Imports Inc/Del         COM              720279108     4142 197225.00SH       SOLE                197225.00
Pittston Brink's Gr            COM              725701106     4211 175450.00SH       SOLE                175450.00
Praxair Inc                    COM              74005P104     2477 43480.00 SH       SOLE                 43480.00
Ross Stores Inc                COM              778296103     4582 112430.00SH       SOLE                112430.00
Sabre Holdings Corp            COM              785905100     3254 90900.00 SH       SOLE                 90900.00
Sara Lee Corporation           COM              803111103     4707 228059.00SH       SOLE                228059.00
Smithfield Foods Inc           COM              832248108     4707 253750.00SH       SOLE                253750.00
Southtrust                     COM              844730101     4543 173920.00SH       SOLE                173920.00
Stanley Works                  COM              854616109     3574 87150.00 SH       SOLE                 87150.00
Storage Technology Corp        COM              862111200      614 38420.00 SH       SOLE                 38420.00
TXU Corp                       COM              873168108     2788 54080.00 SH       SOLE                 54080.00
Tech Data Corp                 COM              878237106      735 19410.00 SH       SOLE                 19410.00
Tektronix Inc                  COM              879131100      649 34710.00 SH       SOLE                 34710.00
Tenet Healthcare               COM              88033G100     4573 63920.00 SH       SOLE                 63920.00
Texas Inds Inc                 COM              882491103     1752 55630.00 SH       SOLE                 55630.00
Thermo Electron Corp           COM              883556102     3248 196860.00SH       SOLE                196860.00
US Oncology Inc                COM              90338W103      665 79800.00 SH       SOLE                 79800.00
Verizon Comm                   COM              92343V104     2673 66581.00 SH       SOLE                 66581.00
Wachovia Corporation           COM              929903102     2099 54985.00 SH       SOLE                 54985.00
Wash Mutual Sav Bank           COM              939322103      220  5915.00 SH       SOLE                  5915.00
Wells Fargo & Co               COM              949746101     3195 63820.00 SH       SOLE                 63820.00
Wyeth                          COM              983024100      897 17510.00 SH       SOLE                 17510.00